PRIMECAP Odyssey Aggressive Growth Fund
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Communication Services - 7.1%
Alphabet, Inc. - Class A	556,700	$188,164,600
Alphabet, Inc. - Class C	102,640	34,746,719
Baidu, Inc. - ADR (a)	951,760	145,790,597
Ibotta, Inc. - Class A (a)	68,390	1,412,937
IMAX Corp. (a)	379,902	13,262,379
Live Nation Entertainment, Inc. (a)	47,850	6,959,782
Meta Platforms, Inc. - Class A	42,500	30,451,250
Netflix, Inc. (a)	364,100	30,398,709
Pinterest, Inc. - Class A (a)	726,450	16,076,339
Take-Two Interactive Software, Inc. (a)	47,790	10,528,137
Trade Desk, Inc. (The) - Class A (a)	179,775	5,452,576
WildBrain Ltd. - CAD (a)	2,918,980	3,108,377
ZoomInfo Technologies, Inc. (a)	142,500	1,147,125
		487,499,527

Consumer Discretionary - 12.0%
Alibaba Group Holding Ltd. - ADR	983,200	166,711,392
Amazon.com, Inc. (a)	399,500	95,600,350
Boot Barn Holdings, Inc. (a)	46,080	8,224,358
Burlington Stores, Inc. (a)	84,990	25,145,141
Capri Holdings Ltd. (a)	253,160	5,713,821
CarMax, Inc. (a)	521,600	23,232,064
Carvana Co. (a)	36,995	14,839,065
CAVA Group, Inc. (a)	676,450	41,006,399
eBay, Inc.	138,880	12,668,634
Entain PLC - GBP	2,092,333	17,321,349
Flutter Entertainment PLC (a)	109,600	18,100,440
GrowGeneration Corp. (a)	377,300	494,263
Mobileye Global, Inc. - Class A (a)	715,700	6,426,986
Norwegian Cruise Line Holdings Ltd. (a)	820,400	18,015,984
Ollie's Bargain Outlet Holdings, Inc. (a)	109,030	12,027,099
Royal Caribbean Cruises Ltd.	115,300	37,432,145
Savers Value Village, Inc. (a)	600,700	6,223,252
SharkNinja, Inc. (a)	40,700	4,810,740
Sony Group Corp. - ADR	4,475,630	98,911,423
Tapestry, Inc.	10,500	1,332,555
Tesla, Inc. (a)	356,170	153,299,130
Ulta Beauty, Inc. (a)	17,420	11,277,011
XPeng, Inc. - ADR (a)	2,875,290	51,697,714
		830,511,315

Consumer Staples - 0.9%
BellRing Brands, Inc. (a)	129,838	3,229,071
e.l.f. Beauty, Inc. (a)	151,105	12,842,414
Performance Food Group Co. (a)	479,800	45,796,910
		61,868,395

Energy - 0.3%
Coterra Energy, Inc.	315,350	9,097,847
EOG Resources, Inc.	79,500	8,914,335
New Fortress Energy, Inc. (a)	800,000	1,064,000
		19,076,182

Financials - 4.4%
Capital One Financial Corp.	52,450	11,482,879
CME Group, Inc. - Class A	186,871	54,016,931
Flywire Corp. (a)	1,442,200	18,171,720
Galaxy Digital, Inc. - Class A (a)	251,700	7,113,042
LPL Financial Holdings, Inc.	16,000	5,832,000
MarketAxess Holdings, Inc.	889,260	150,489,470
Marqeta, Inc. - Class A (a)	480,000	1,982,400
NMI Holdings, Inc. - Class A (a)	279,910	10,838,115
Progressive Corp. (The)	52,580	10,936,640
Sony Financial Group, Inc. - ADR (a)	895,066	4,448,478
Toast, Inc. - Class A (a)	162,000	5,039,820
Tradeweb Markets, Inc. - Class A	232,940	24,009,126
WEX, Inc. (a)	7,500	1,154,250
		305,514,871

Health Care - 26.6%
Alkermes PLC (a)	598,530	20,284,182
Allogene Therapeutics, Inc. (a)	2,745,270	5,051,297
Amicus Therapeutics, Inc. (a)	589,400	8,422,526
BeOne Medicines Ltd. - ADR (a)	660,957	224,976,544
Biogen, Inc. (a)	712,650	128,198,608
BioMarin Pharmaceutical, Inc. (a)	1,424,415	80,536,424
BioNTech SE - ADR (a)	919,146	104,552,858
Boston Scientific Corp. (a)	574,640	53,746,079
Bridgebio Pharma, Inc. (a)	391,900	30,282,113
Cerus Corp. (a)	794,500	1,851,185
Charles River Laboratories International, Inc. (a)	13,750	2,894,100
Edwards Lifesciences Corp. (a)	154,000	12,529,440
Elanco Animal Health, Inc. (a)	589,792	14,202,191
Eli Lilly & Co.	226,334	234,742,308
Glaukos Corp. (a)	1,113,563	132,937,151
Globus Medical, Inc. - Class A (a)	26,050	2,362,214
GRAIL, Inc. (a)	1,308,891	128,035,718
Health Catalyst, Inc. (a)	292,400	628,660
Illumina, Inc. (a)	166,570	24,121,002
Immunocore Holdings PLC - ADR (a)	1,237,231	40,271,869
Immunome, Inc. (a)	3,857,541	94,972,659
Insulet Corp. (a)	71,700	18,341,577
LENZ Therapeutics, Inc. (a)	374,200	5,919,844
LivaNova PLC (a)	820,890	53,940,682
Nektar Therapeutics (a)	178,719	6,671,580
Penumbra, Inc. (a)	12,100	4,333,857
PolyPeptide Group AG - CHF (a)	207,001	7,310,170
Pulmonx Corp. (a)(b)	3,602,001	5,907,282
QIAGEN N.V. - EUR	131,955	6,979,164
Repligen Corp. (a)	42,300	6,318,351
Rhythm Pharmaceuticals, Inc. (a)	2,148,119	220,225,160
Roche Holding AG - CHF	47,005	21,324,175
Septerna, Inc. (a)	454,800	10,615,032
Wave Life Sciences Ltd. (a)	3,748,018	48,499,353
Xencor, Inc. (a)(b)	6,366,727	76,973,729
Zentalis Pharmaceuticals, Inc. (a)	676,400	1,643,652
		1,840,602,736

Industrials - 13.1%
AECOM	1,113,300	107,355,519
Alaska Air Group, Inc. (a)	207,200	10,531,976
Allegiant Travel Co. (a)	25,100	2,224,613
Amentum Holdings, Inc. (a)	769,016	27,515,392
American Airlines Group, Inc. (a)	4,345,300	57,792,490
Array Technologies, Inc. (a)	239,600	2,713,470
Axon Enterprise, Inc. (a)	11,100	5,367,738
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	41,000	398,930
Curtiss-Wright Corp.	126,460	83,045,017
Delta Air Lines, Inc.	1,404,707	92,556,144
FedEx Corp.	33,500	10,795,375
Frontier Group Holdings, Inc. (a)	340,900	1,581,776
GFL Environmental, Inc.	243,900	10,475,505
Gibraltar Industries, Inc. (a)	95,600	4,900,456
Griffon Corp.	267,107	21,755,865
Jacobs Solutions, Inc.	613,170	82,937,374
JetBlue Airways Corp. (a)	872,100	4,247,127
Lyft, Inc. - Class A (a)	527,340	8,896,226
Nextpower, Inc. - Class A (a)	904,154	105,867,392
Ryanair Holdings PLC - ADR	43,400	3,064,040
Southwest Airlines Co.	1,531,250	72,765,000
TransDigm Group, Inc.	24,600	35,117,484
Uber Technologies, Inc. (a)	199,600	15,977,980
United Airlines Holdings, Inc. (a)	850,020	86,974,047
VSE Corp.	43,000	9,398,510
WillScot Holdings Corp.	597,700	11,971,931
Xometry, Inc. - Class A(a)	455,700	26,034,141
XPO, Inc. (a)	42,800	6,339,108
		908,600,626

Information Technology - 30.9%
Adobe, Inc. (a)	90,900	26,656,425
Advanced Micro Devices, Inc. (a)	98,900	23,412,597
Ambarella, Inc. (a)	19,500	1,248,780
Applied Materials, Inc.	27,121	8,741,641
AppLovin Corp. - Class A (a)	32,262	15,263,475
Arlo Technologies, Inc. (a)	2,023,870	25,682,910
ASML Holding N.V. - ADR	22,000	31,306,000
Aurora Innovation, Inc. - Class A (a)	3,421,780	14,371,476
Autodesk, Inc. (a)	46,700	11,809,029
Axcelis Technologies, Inc. (a)	621,986	54,778,307
Broadcom, Inc.	92,940	30,791,022
Credo Technology Group Holding Ltd. (a)	60,000	7,516,800
Crowdstrike Holdings, Inc. - Class A (a)	82,200	36,283,491
CyberArk Software Ltd. (a)	28,820	12,416,520
Dell Technologies, Inc. - Class C	62,810	7,187,976
Descartes Systems Group, Inc. (The) (a)	139,541	10,432,085
Docusign, Inc. (a)	80,000	4,203,200
Entegris, Inc.	82,800	9,776,196
Fair Isaac Corp. (a)	18,113	26,502,398
Flex Ltd. (a)	2,752,380	173,510,035
FormFactor, Inc. (a)	545,265	38,435,730
Gitlab, Inc. - Class A (a)	778,750	27,240,675
Hewlett Packard Enterprise Co.	249,740	5,374,405
HP, Inc.	141,370	2,748,233
indie Semiconductor, Inc. - Class A (a)(b)	20,260,610	83,068,501
Intuit, Inc.	41,000	20,455,720
Jabil, Inc.	412,000	97,722,280
Keysight Technologies, Inc. (a)	27,030	5,847,400
KLA Corp.	71,819	102,553,223
Marvell Technology, Inc.	212,076	16,737,038
MaxLinear, Inc. (a)	187,900	3,260,065
Micron Technology, Inc.	1,529,760	634,666,829
MongoDB, Inc. (a)	163,766	60,811,229
NetApp, Inc.	321,132	30,941,068
nLIGHT, Inc. (a)	183,403	8,365,011
Nutanix, Inc. - Class A (a)	709,575	27,907,585
NVIDIA Corp.	839,990	160,547,289
Okta, Inc. - Class A (a)	233,582	19,733,007
OSI Systems, Inc. (a)	194,110	48,554,675
Palo Alto Networks, Inc. (a)	110,540	19,562,264
QUALCOMM, Inc.	128,623	19,497,960
Synaptics, Inc. (a)	101,400	8,366,514
Trimble, Inc. (a)	444,400	30,041,440
Unity Software, Inc. (a)	20,300	590,730
Universal Display Corp.	726,824	83,453,932
Western Digital Corp.	51,500	12,886,845
Zoom Communications, Inc. - Class A (a)	337,200	31,056,120
		2,132,316,131

Materials - 2.0%
Albemarle Corp.	102,700	17,523,701
Ingevity Corp. (a)	54,500	3,585,555
Ivanhoe Electric, Inc. (a)	2,358,213	40,301,860
Ivanhoe Mines Ltd. - Class A - CAD (a)	3,353,900	42,414,833
Perimeter Solutions, Inc. (a)	1,201,630	31,422,625
		135,248,574

Real Estate - 0.2%
CoStar Group, Inc. (a)	192,300	11,826,450
TOTAL COMMON STOCKS (Cost $2,896,607,137)		6,733,064,807

RIGHTS - 0.0%	Shares	Value
Health Care - 0.0%
ABIOMED, Inc. - CVR (Expiration Date 12/31/29) (a)(c)(d)	349,922	356,921
Epizyme, Inc. - CVR (Expiration Date 1/1/28) (a) (c)(d)	10,344,756	206,895
		563,816
TOTAL RIGHTS (Cost $0)		563,816

ESCROWS AND LITIGATION TRUSTS - 0.0%	Shares	Value
Information Technology - 0.0%
Pivotal Software, Inc. - Escrow (a)(c)(d)	336,900	0
Wolfspeed, Inc. - Escrow (a)(c)(d)	763,600	0
		0
TOTAL ESCROWS AND LITIGATION TRUSTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 2.6%	Shares	Value
Money Market Funds - 2.6%
First American US Treasury Money Market Fund - Class X - 3.53% (e)	71,876,247	71,876,247
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares - 3.56% (e)	53,907,185	53,907,185
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class - 3.53% (e)	53,907,185	53,907,185
		179,690,617
TOTAL SHORT-TERM INVESTMENTS (Cost $179,690,617)		179,690,617

TOTAL INVESTMENTS - 100.1% (Cost $3,076,297,754)		6,913,319,240
Liabilities in Excess of Other Assets - (0.1)%		(6,897,634)
TOTAL NET ASSETS - 100.0%		$6,906,421,606

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
CAD - Canadian Dollars CHF - Swiss Francs CVR - Contingent Value Rights EUR - Euros GBP - British Pound Sterling

(a)	Non-income producing security.
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Illiquid security.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Investment Advisor, acting as Valuation Designee. These securities represented $563,816 or 0.0% of net assets as of January 31, 2026.

(e)	The rate shown represents the 7-day annualized effective yield as of January 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Fund’s valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and the lowest level for any significant input determines the level in which the investment is categorized.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of January 31, 2026. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Aggressive	Common Stocks(1)	$6,733,064,807	$-	$-	$6,733,064,807
Growth Fund	Rights(2)	-	-	563,816	563,816
	Escrows and Litigation Trusts(3)	-	-	0	0
	Short-Term Investments	179,690,617	-	-	179,690,617
	Total Investments	$6,912,755,424	$-	$563,816	$6,913,319,240

(1) Refer to the Fund's Schedule of Investments for the breakdown of major categories.
(2) Health Care
(3) Information Technology

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

				Aggressive
Rights				Growth Fund
Balance at October 31, 2025				$563,816
Purchases (Received)				-
Sales (Proceeds)				-
Realized Gain (Loss)				-
Change in Unrealized Appreciation/Depreciation				-
Balance at January 31, 2026				$563,816

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company.
With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector of each such company, the number of shares of each such company held, and the percentages of net assets represented by such companies held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Aggressive Growth Fund
		Current Period Transactions

Common Stock	Market Value at October 31, 2025	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at January 31, 2026
indie Semiconductor, Inc. - Class A	$106,808,064	$1,486,468	$-	$-	$-	$(25,226,031)	$83,068,501
Pulmonx Corp.	7,204,002	-	-	-	-	(1,296,720)	5,907,282
Xencor, Inc.	93,948,754	289,708	707,067	-	(32,798)	(16,524,868)	76,973,729
Total	$207,960,820	$1,776,176	$707,067	$-	$(32,798)	$(43,047,619)	$165,949,512